REVENUE FROM CONTRACTS WITH CUSTOMERS - Net contract assets and liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($)	May 23, 2025 CAD ($)	May 23, 2025 USD ($)	Mar. 31, 2024 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Costs incurred	$ 4,443,488			$ 3,936,631
Estimated earnings	1,467,315			1,354,259
Contracts in progress	5,910,803			5,290,890
Progress billings	(5,737,385)			(4,898,391)
Net contract assets and liabilities	173,418			$ 392,499
Decrease in contract asset	(201,151)
Increase in contract liability	17,930
Decrease through impairment, contract assets	129,000
Decrease through impairment, before income taxes, contract assets	171,090
Reduction to revenues	146,900
Increase to selling, general and administrative expenses	$ 24,190
Major purchases of assets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables from contracts with customers		$ 194,000	$ 134,750